UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:              Westport Asset Management, Inc.
Address:           253 Riverside Avenue
                   Westport, CT 06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601

Signature, Place, and Date of Signing:

       Ronald H. Oliver       Westport, Connecticut       February 12, 2010
       ----------------       ---------------------       -----------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total (x$1,000): $ 751,671


List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105    24,795    1,078,968  SH         Defined                  889,153  189,815
Airgas, Inc.                        COM       009363102     1,923       40,400  SH         Defined                   40,400
Amphenol Corp.                      COM       032095101       369        8,000  SH         Defined                             8,000
Arbitron, Inc.                      COM       03875Q108     1,608       68,669  SH         Defined                   68,669
Arthur J. Gallagher & Company       COM       363576109    10,311      458,080  SH         Defined                  388,080   70,000
Baldor Electric Company             COM       057741100    14,176      504,677  SH         Defined                  439,877   64,800
Bank of Florida Corp.               COM       062128103        54       65,200  SH         Defined                   65,200
Banner Corporation                  COM       06652V109       854      318,815  SH         Defined                  318,815
Berry Petroleum Co.                 COM       085789105     5,136      176,200  SH         Defined                  156,200   20,000
Big Lots, Inc.                      COM       089302103    59,566    2,055,412  SH         Defined                1,873,387  182,025
Brown & Brown, Inc.                 COM       115236101    10,489      583,700  SH         Defined                  413,700  170,000
C&D Technologies, Inc.              COM       124661109     1,117      720,780  SH         Defined                  720,780
CACI International, Inc.            COM       127190304     2,081       42,600  SH         Defined                            42,600
CVS/Caremark Corp.                  COM       126650100       323       10,020  SH         Defined                            10,020
Carter's Inc.                       COM       146229109       425       16,200  SH         Defined                   16,200
Charles River Laboratories Int      COM       159864107     1,919       56,960  SH         Defined                   56,960
Checkpoint Systems, Inc.            COM       162825103    31,717    2,079,818  SH         Defined                1,917,889  161,929
Chicago Bridge & Iron Company       COM       167250109     5,560      275,000  SH         Defined                  255,000   20,000
Columbia Banking System, Inc.       COM       197236102     2,572      158,980  SH         Defined                  158,980
Comstock Resources, Inc.            COM       205768203    15,945      393,035  SH         Defined                  393,035
Con-way Inc.                        COM       205944101       307        8,800  SH         Defined                    8,800
ConocoPhillips                      COM       20825C104     5,107      100,000  SH         Defined                  100,000
Corinthian Colleges, Inc.           COM       218868107    16,547    1,201,680  SH         Defined                1,201,680
Darden Restaurants, Inc.            COM       237194105     9,595      273,597  SH         Defined                  273,597
DeVry, Inc.                         COM       251893103    71,966    1,268,565  SH         Defined                1,191,965   76,600
Del Monte Foods Company             COM       24522P103     2,574      227,020  SH         Defined                  227,020
Devon Energy Corp.                  COM       25179M103    13,249      180,256  SH         Defined                  173,772    6,484
EMS Technologies, Inc.              COM       26873N108     3,374      232,674  SH         Defined                  175,082   57,592
Fairchild Semiconductor Corp.       COM       303726103     2,433      243,500  SH         Defined                  243,500
Forest Oil Corp.                    COM       346091705     9,896      444,766  SH         Defined                  412,282   32,484
Gaylord Entertainment Company       COM       367905106     6,332      320,632  SH         Defined                  320,632
General Communication, Inc. -       COM       369385109     8,661    1,357,487  SH         Defined                  970,772  386,715
Haynes International, Inc.          COM       420877201     1,121       34,000  SH         Defined                   34,000
ITT Educational Services, Inc.      COM       45068B109    46,362      483,143  SH         Defined                  435,043   48,100
Jack Henry & Associates, Inc.       COM       426281101     4,859      210,000  SH         Defined                  110,000  100,000
John Wiley & Sons, Inc.             COM       968223206     3,891       92,900  SH         Defined                   82,900   10,000
KBR, Inc.                           COM       48242W106     6,834      359,684  SH         Defined                  289,684   70,000
Kinetic Concepts, Inc.              COM       49460W208    12,780      339,439  SH         Defined                  261,439   78,000
Lincare Holdings, Inc.              COM       532791100     4,605      124,000  SH         Defined                   14,000  110,000
Lydall, Inc.                        COM       550819106       880      168,900  SH         Defined                  168,900
Nat.West.Life Ins.                  COM       638522102    24,838      143,060  SH         Defined                  143,060
North Valley Bancorp                COM       66304M105       332      158,885  SH         Defined                   89,585   69,300
Orient Express Hotels Ltd. - C      COM       G67743107     9,676      954,223  SH         Defined                  780,323  173,900
Owens & Minor, Inc.                 COM       690732102    31,854      742,000  SH         Defined                  703,400   38,600
Parametric Technology Corp.         COM       699173209     9,882      604,783  SH         Defined                  460,907  143,876
Parker Drilling                     COM       701081101       705      142,500  SH         Defined                           142,500
People's United Financial, Inc      COM       712704105     1,184       70,899  SH         Defined                   70,899
Perkin Elmer, Inc.                  COM       714046109     1,695       82,300  SH         Defined                   82,300
Plains Exploration & Productio      COM       726505100    25,441      919,789  SH         Defined                  904,671   15,118
Praxair, Inc.                       COM       74005P104       321        4,000  SH         Defined                             4,000
Precision Castparts Corp.           COM       740189105       441        4,000  SH         Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107       265      147,141  SH         Defined                   55,376   91,765
Pres.Realty B                       COM       741004204        58       86,200  SH         Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105     2,758       68,161  SH         Defined                   44,974   23,187
Psychiatric Solutions Inc.          COM       74439H108     6,405      303,000  SH         Defined                  303,000
QLogic Corp.                        COM       747277101     5,491      291,000  SH         Defined                  111,000  180,000
Rogers Corp.                        COM       775133101    21,281      702,119  SH         Defined                  601,119  101,000
Ross Stores, Inc.                   COM       778296103    14,272      334,159  SH         Defined                  334,159
Ruby Tuesday, Inc.                  COM       781182100     3,674      510,300  SH         Defined                  365,500  144,800
Saks, Inc.                          COM       79377w108     8,535    1,301,050  SH         Defined                1,037,450  263,600
Smith International, Inc.           COM       832110100     1,210       44,535  SH         Defined                   44,535
Southwestern Energy Company         COM       845467109    14,397      298,700  SH         Defined                  298,700
Stone Energy Corp.                  COM       861642106     1,556       86,206  SH         Defined                            86,206
Synopsys, Inc.                      COM       871607107     5,701      255,881  SH         Defined                  251,881    4,000
TJX Companies                       COM       872540109    15,358      420,200  SH         Defined                  420,200
The South Financial Group, Inc      COM       837841105     1,780    2,760,525  SH         Defined                2,327,342  433,183
Thermo Fisher Scientific Inc.       COM       883556102     9,796      205,400  SH         Defined                  182,000   23,400
Timberland Bancorp.                 COM       887098101       567      127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103    16,831    1,175,359  SH         Defined                1,145,359   30,000
United Rentals, Inc.                COM       911363109     2,181      222,300  SH         Defined                  208,300   14,000
Universal Health Services, Inc      COM       913903100    35,899    1,177,024  SH         Defined                1,117,124   59,900
Vishay Intertechnology, Inc.        COM       928298108     3,210      384,467  SH         Defined                  334,467   50,000
Volt Information Sciences, Inc      COM       928703107       924       92,433  SH         Defined                   66,597   25,836
Webster Financial Corp.             COM       947890109     3,288      276,988  SH         Defined                  275,888    1,100
Willis Group Holdings PLC           COM       013131180    41,316    1,566,182  SH         Defined                1,377,567  188,615
Young Broadcasting, Inc.            COM       987434107         5    1,003,100  SH         Defined                1,003,100
iShares Russell 2000 Index Fun      COM       464287655     5,926       94,900  SH         Defined                   94,900
First National Bancshares, Inc      CONV PREF 32111B203       300      100,000  SH         Defined                  100,000
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